Shareholder Report	12 Months Ended
May 31, 2025 USD ($) shares
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Fidelity Summer Street Trust
Entity Central Index Key	0000225322
Entity Investment Company Type	N-1A
Document Period End Date	May 31, 2025
Fidelity Advisor Sustainable U.S. Equity Fund - Class Z
Shareholder Report [Line Items]
Fund Name	Fidelity® Sustainable U.S. Equity Fund
Class Name	Fidelity Advisor® Sustainable U.S. Equity Fund Class Z
Trading Symbol	FSEWX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Sustainable U.S. Equity Fund for the period June 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 77	0.75%

Expenses Paid, Amount	$ 77
Expense Ratio, Percent	0.75%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. equities achieved a strong gain for the 12 months ending May 31, 2025, driven by corporate profits, the potential for artificial intelligence and the Federal Reserve's mid-September pivot to cutting interest rates. However, beginning in February investor optimism gave way to volatility amid a flurry of executive actions by the new administration and uncertainty stemming from shifting policy priorities, especially related to tariffs.
•Against this backdrop, security selection was the primary detractor from the fund's performance versus the Russell 3000 Index for the fiscal year, led by information technology. Also hurting our result was security selection in utilities and health care, primarily within the pharmaceuticals, biotechnology & life sciences industry.
•The largest individual relative detractor was an underweight in Broadcom (+84%). This was a stake we established this period. The second-largest relative detractor was our stake in ON Semiconductor (-25%). The stock was not held at period end. Another notable relative detractor was our stake in Meta Platforms (-4%). This was a position we established this period. The stock was one of the fund's largest holdings.
•In contrast, the biggest contributor to performance versus the benchmark was stock selection in energy. Stock picking in materials also boosted relative performance. Also lifting the fund's relative result was an overweight in industrials, primarily within the capital goods industry. Lastly, the fund's position in cash contributed.
•The top individual relative contributor was our stake in BrightSpring Health Services (+98%). The stock was not held at period end. A second notable relative contributor was an overweight in Netflix (+88%). The stock was among the fund's biggest holdings. Another notable relative contributor was our stake in Salesforce (+43%). The stock was not held at period end.
•Notable changes in positioning include increased exposure to the communication services sector and a lower allocation to consumer staples.

Application of FMR's environmental, social, and governance (ESG) ratings process and/or its sustainable investing exclusion criteria may affect the Fund's exposure to certain issuers, sectors, regions, and countries and may affect the Fund's performance.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE June 15, 2021 through May 31, 2025. Initial investment of $10,000. Class Z $10,000 $9,452 $9,853 $12,497 $13,242 MSCI USA IMI ESG Leaders Index $10,000 $9,683 $9,926 $12,914 $14,292 Russell 3000® Index $10,000 $9,518 $9,711 $12,390 $14,015 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year Life of Fund A Class Z 5.96% 7.34% MSCI USA IMI ESG Leaders Index 10.67% 9.43% Russell 3000® Index 13.12% 8.89% A From June 15, 2021 Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date	Jun. 15, 2021
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 27,058,058
Holdings Count | shares	122
Advisory Fees Paid, Amount	$ 175,456
Investment Company Portfolio Turnover	64.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of May 31, 2025)
KEY FACTS
Fund Size	$27,058,058
Number of Holdings	122
Total Advisory Fee	$175,456
Portfolio Turnover	64%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 24.8 Communication Services 17.1 Consumer Discretionary 13.5 Industrials 13.1 Health Care 11.0 Financials 10.8 Energy 2.9 Materials 2.9 Consumer Staples 1.4 Utilities 0.9 Real Estate 0.5 Common Stocks 98.7 Preferred Stocks 0.2 Short-Term Investments and Net Other Assets (Liabilities) 1.1 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 98.7 Preferred Stocks - 0.2 Short-Term Investments and Net Other Assets (Liabilities) - 1.1 United States 90.9 Taiwan 1.8 Netherlands 1.3 Canada 1.2 United Kingdom 1.0 India 0.8 Italy 0.8 Japan 0.7 Brazil 0.7 Others 0.8 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 90.9 Taiwan - 1.8 Netherlands - 1.3 Canada - 1.2 United Kingdom - 1.0 India - 0.8 Italy - 0.8 Japan - 0.7 Brazil - 0.7 Others - 0.8
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) NVIDIA Corp 8.3 Alphabet Inc Class A 7.9 Amazon.com Inc 7.2 Microsoft Corp 5.8 Meta Platforms Inc Class A 5.1 Apple Inc 4.1 Netflix Inc 3.2 Eli Lilly & Co 2.9 Wells Fargo & Co 2.4 Boston Scientific Corp 2.0 48.9
Fidelity Advisor Climate Action Fund - Class C
Shareholder Report [Line Items]
Fund Name	Fidelity® Climate Action Fund
Class Name	Fidelity Advisor® Climate Action Fund Class C
Trading Symbol	FCALX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Climate Action Fund for the period June 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 210	2.05%

Expenses Paid, Amount	$ 210
Expense Ratio, Percent	2.05%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global equities achieved a strong gain for the 12 months ending May 31, 2025, amid resilient global economic growth, slowing inflation, global monetary easing, a generally weaker U.S. dollar and anticipated earnings growth in 2025, despite challenges that included decelerating earnings growth, changes to U.S. tariff policy and reactive tariff countermeasures from other countries.
•Against this backdrop, security selection in the United States and Europe ex U.K. detracted from the fund's performance versus the MSCI World Climate Change Net MA Index for the fiscal year.
•By sector, security selection was the primary detractor, especially within information technology, where our picks in semiconductors & semiconductor equipment hurt most. Stock picking in consumer discretionary also hampered the fund's result.
•The biggest individual relative detractor was an underweight in Tesla (+95%). This was an investment we established this period. The stock was among the fund's biggest holdings. A second notable relative detractor was an overweight in First Solar (-42%). Not owning Broadcom, a benchmark component that gained 84%, was another notable relative detractor.
•In contrast, from a regional standpoint, an underweight in Japan and an overweight in emerging markets contributed to the fund's relative result.
•By sector, the biggest contributors to performance versus the benchmark were security selection and an underweight in health care. Security selection in energy and utilities also helped.
•The top individual relative contributor was an overweight in Gilead Sciences (+56%). This was a position we established this period. A non-benchmark stake in Ul Solutions gained about 87% and was the second-largest relative contributor. This period we increased our stake in Ul Solutions. Another notable relative contributor was an overweight in Cyber-Ark Software (+67%).
•Notable changes in positioning include a higher allocation to the United Kingdom. By sector, meaningful changes in positioning include higher allocations to consumer discretionary and financials.

Application of FMR's environmental, social, and governance (ESG) ratings process and/or its sustainable investing exclusion criteria may affect the Fund's exposure to certain issuers, sectors, regions, and countries and may affect the Fund's performance.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE June 15, 2021 through May 31, 2025. Initial investment of $10,000. Class C $10,000 $8,820 $8,720 $11,200 $11,740 MSCI World Climate Change Index $10,000 $9,303 $9,791 $12,536 $14,576 MSCI World Index $10,000 $9,415 $9,650 $12,101 $13,810 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year Life of Fund A Class C (incl. contingent deferred sales charge) 3.82% 4.13% Class C 4.82% 4.13% MSCI World Climate Change Index 16.28% 9.98% MSCI World Index 14.13% 8.49% A From June 15, 2021 Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date	Jun. 15, 2021
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 36,009,774
Holdings Count | shares	93
Advisory Fees Paid, Amount	$ 271,925
Investment Company Portfolio Turnover	39.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of May 31, 2025)
KEY FACTS
Fund Size	$36,009,774
Number of Holdings	93
Total Advisory Fee	$271,925
Portfolio Turnover	39%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 32.3 Industrials 17.4 Financials 14.0 Consumer Discretionary 13.9 Health Care 11.9 Communication Services 5.1 Materials 1.8 Consumer Staples 1.5 Energy 1.1 Utilities 0.3 Common Stocks 99.3 Preferred Securities 0.0 Preferred Stocks 0.0 Short-Term Investments and Net Other Assets (Liabilities) 0.7 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 99.3 Preferred Securities - 0.0 Preferred Stocks - 0.0 Short-Term Investments and Net Other Assets (Liabilities) - 0.7 United States 89.2 China 1.9 United Kingdom 1.4 Brazil 1.1 Denmark 1.0 Switzerland 0.9 Germany 0.9 Japan 0.7 Hong Kong 0.6 Others 2.3 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 89.2 China - 1.9 United Kingdom - 1.4 Brazil - 1.1 Denmark - 1.0 Switzerland - 0.9 Germany - 0.9 Japan - 0.7 Hong Kong - 0.6 Others - 2.3
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Microsoft Corp 6.2 NVIDIA Corp 5.8 Apple Inc 5.1 Alphabet Inc Class A 5.1 Tesla Inc 2.5 Moody's Corp 2.5 Deere & Co 2.4 Visa Inc Class A 2.2 Morgan Stanley 2.1 Intercontinental Exchange Inc 2.0 35.9
Fidelity SAI Sustainable Sector Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® SAI Sustainable Sector Fund
Class Name	Fidelity® SAI Sustainable Sector Fund
Trading Symbol	FIDJX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® SAI Sustainable Sector Fund for the period June 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-544-3455
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® SAI Sustainable Sector Fund	$ 46	0.44%

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.44%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. equities achieved a strong gain for the 12 months ending May 31, 2025, driven by corporate profits, the potential for artificial intelligence and the Federal Reserve's mid-September pivot to cutting interest rates. However, beginning in February investor optimism gave way to volatility amid a flurry of executive actions by the new administration and uncertainty stemming from shifting policy priorities, especially related to tariffs.
•Against this backdrop, security selection was the primary detractor from the fund's performance versus the Dow Jones U.S. Total Stock Market Index for the fiscal year, especially within information technology. Also hurting our result were stock picks in communication services, primarily within the media & entertainment industry, and financials, primarily within the financial services industry.
•The biggest individual relative detractor was an underweight, on average, in Broadcom (+84%). This was a stake we established this period. The stock was one of the fund's largest holdings at period end. The second-largest relative detractor was a stake in Apple (+5%). This period we increased our investment in Apple. The company was one of our largest holdings. An overweight in Micron Technology (-23%) also hurt. This period we increased our investment in Micron Technology.
•In contrast, the biggest contributor to performance versus the benchmark was security selection in industrials, primarily within the capital goods industry. An underweight in energy and an overweight in financials also boosted the fund's relative performance.
•The top individual relative contributor was an overweight in Boston Scientific (+40%). The stock was among the fund's largest holdings this period. A second notable relative contributor was a stake in Salesforce (+41%). The stock was not held at period end. An overweight in Howmet Aerospace (+101%) also helped. This period we increased our stake in Howmet Aerospace.
•Notable changes in positioning include decreased exposure to the health care and communication services sectors.

Application of FMR's environmental, social, and goverrnance (ESG) ratings process and/or its sustainable investing exclusion may affect the Fund's exposure to certain issuers, sectors, regions,and countries and may affect the Fund's performance.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE April 14, 2022 through May 31, 2025. Initial investment of $10,000. Fidelity® SAI Sustainable Sector Fund $10,000 $9,350 $9,832 $12,824 MSCI USA IMI ESG Leaders Index $10,000 $9,431 $9,669 $12,579 Dow Jones U.S. Total Stock Market Index℠ $10,000 $9,365 $9,545 $12,187 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year Life of Fund A Fidelity® SAI Sustainable Sector Fund 9.47% 11.44% MSCI USA IMI ESG Leaders Index 10.67% 11.14% Dow Jones U.S. Total Stock Market Index℠ 13.02% 10.76% A From April 14, 2022 Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date	Apr. 14, 2022
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.fidelity.com for more recent performance information.
Net Assets	$ 397,410,938
Holdings Count | shares	247
Advisory Fees Paid, Amount	$ 1,087,655
Investment Company Portfolio Turnover	94.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of May 31, 2025)
KEY FACTS
Fund Size	$397,410,938
Number of Holdings	247
Total Advisory Fee	$1,087,655
Portfolio Turnover	94%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 32.3 Financials 13.8 Consumer Discretionary 10.6 Health Care 9.9 Industrials 8.6 Communication Services 8.3 Consumer Staples 5.8 Energy 3.2 Materials 2.1 Utilities 2.1 Real Estate 2.0 Common Stocks 98.7 Domestic Equity Funds 0.1 Short-Term Investments and Net Other Assets (Liabilities) 1.2 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 98.7 Domestic Equity Funds - 0.1 Short-Term Investments and Net Other Assets (Liabilities) - 1.2 United States 95.5 Canada 1.0 Netherlands 0.8 Taiwan 0.5 United Kingdom 0.3 Ireland 0.3 Spain 0.3 Greece 0.3 Belgium 0.3 Others 0.7 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 95.5 Canada - 1.0 Netherlands - 0.8 Taiwan - 0.5 United Kingdom - 0.3 Ireland - 0.3 Spain - 0.3 Greece - 0.3 Belgium - 0.3 Others - 0.7
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Microsoft Corp 8.6 Apple Inc 7.4 NVIDIA Corp 7.4 Amazon.com Inc 4.4 Alphabet Inc Class A 4.0 Tesla Inc 1.6 Netflix Inc 1.5 Broadcom Inc 1.5 Exxon Mobil Corp 1.4 Walmart Inc 1.4 39.2
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since June 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-3455  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses
  Expense reductions

Material Fund Change Expenses [Text Block]	The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses
  Expense reductions

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since June 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-800-544-3455
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Sustainable U.S. Equity Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® Sustainable U.S. Equity Fund
Class Name	Fidelity® Sustainable U.S. Equity Fund
Trading Symbol	FSEBX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Sustainable U.S. Equity Fund for the period June 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Sustainable U.S. Equity Fund	$ 93	0.90%

Expenses Paid, Amount	$ 93
Expense Ratio, Percent	0.90%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. equities achieved a strong gain for the 12 months ending May 31, 2025, driven by corporate profits, the potential for artificial intelligence and the Federal Reserve's mid-September pivot to cutting interest rates. However, beginning in February investor optimism gave way to volatility amid a flurry of executive actions by the new administration and uncertainty stemming from shifting policy priorities, especially related to tariffs.
•Against this backdrop, security selection was the primary detractor from the fund's performance versus the Russell 3000 Index for the fiscal year, led by information technology. Also hurting our result was security selection in utilities and health care, primarily within the pharmaceuticals, biotechnology & life sciences industry.
•The largest individual relative detractor was an underweight in Broadcom (+84%). This was a stake we established this period. The second-largest relative detractor was our stake in ON Semiconductor (-25%). The stock was not held at period end. Another notable relative detractor was our stake in Meta Platforms (-4%). This was a position we established this period. The stock was one of the fund's largest holdings.
•In contrast, the biggest contributor to performance versus the benchmark was stock selection in energy. Stock picking in materials also boosted relative performance. Also lifting the fund's relative result was an overweight in industrials, primarily within the capital goods industry. Lastly, the fund's position in cash contributed.
•The top individual relative contributor was our stake in BrightSpring Health Services (+98%). The stock was not held at period end. A second notable relative contributor was an overweight in Netflix (+88%). The stock was among the fund's biggest holdings. Another notable relative contributor was our stake in Salesforce (+43%). The stock was not held at period end.
•Notable changes in positioning include increased exposure to the communication services sector and a lower allocation to consumer staples.

Application of FMR's environmental, social, and governance (ESG) ratings process and/or its sustainable investing exclusion criteria may affect the Fund's exposure to certain issuers, sectors, regions, and countries and may affect the Fund's performance.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE June 15, 2021 through May 31, 2025. Initial investment of $10,000. Fidelity® Sustainable U.S. Equity Fund $10,000 $9,442 $9,833 $12,446 $13,166 MSCI USA IMI ESG Leaders Index $10,000 $9,683 $9,926 $12,914 $14,292 Russell 3000® Index $10,000 $9,518 $9,711 $12,390 $14,015 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year Life of Fund A Fidelity® Sustainable U.S. Equity Fund 5.78% 7.19% MSCI USA IMI ESG Leaders Index 10.67% 9.43% Russell 3000® Index 13.12% 8.89% A From June 15, 2021 Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date	Jun. 15, 2021
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.fidelity.com for more recent performance information.
Net Assets	$ 27,058,058
Holdings Count | shares	122
Advisory Fees Paid, Amount	$ 175,456
Investment Company Portfolio Turnover	64.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of May 31, 2025)
KEY FACTS
Fund Size	$27,058,058
Number of Holdings	122
Total Advisory Fee	$175,456
Portfolio Turnover	64%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 24.8 Communication Services 17.1 Consumer Discretionary 13.5 Industrials 13.1 Health Care 11.0 Financials 10.8 Energy 2.9 Materials 2.9 Consumer Staples 1.4 Utilities 0.9 Real Estate 0.5 Common Stocks 98.7 Preferred Stocks 0.2 Short-Term Investments and Net Other Assets (Liabilities) 1.1 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 98.7 Preferred Stocks - 0.2 Short-Term Investments and Net Other Assets (Liabilities) - 1.1 United States 90.9 Taiwan 1.8 Netherlands 1.3 Canada 1.2 United Kingdom 1.0 India 0.8 Italy 0.8 Japan 0.7 Brazil 0.7 Others 0.8 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 90.9 Taiwan - 1.8 Netherlands - 1.3 Canada - 1.2 United Kingdom - 1.0 India - 0.8 Italy - 0.8 Japan - 0.7 Brazil - 0.7 Others - 0.8
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) NVIDIA Corp 8.3 Alphabet Inc Class A 7.9 Amazon.com Inc 7.2 Microsoft Corp 5.8 Meta Platforms Inc Class A 5.1 Apple Inc 4.1 Netflix Inc 3.2 Eli Lilly & Co 2.9 Wells Fargo & Co 2.4 Boston Scientific Corp 2.0 48.9
Fidelity SAI Sustainable U.S. Equity Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® SAI Sustainable U.S. Equity Fund
Class Name	Fidelity® SAI Sustainable U.S. Equity Fund
Trading Symbol	FIDEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® SAI Sustainable U.S. Equity Fund for the period June 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-544-3455
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® SAI Sustainable U.S. Equity Fund	$ 57	0.55%

Expenses Paid, Amount	$ 57
Expense Ratio, Percent	0.55%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. equities achieved a strong gain for the 12 months ending May 31, 2025, driven by corporate profits, the potential for artificial intelligence and the Federal Reserve's mid-September pivot to cutting interest rates. However, beginning in February investor optimism gave way to volatility amid a flurry of executive actions by the new administration and uncertainty stemming from shifting policy priorities, especially related to tariffs.
•Against this backdrop, security selection was the primary detractor from the fund's performance versus the Russell 3000 Index for the fiscal year, led by information technology. Stock selection and an overweight in health care, primarily within the pharmaceuticals, biotechnology & life sciences industry, also hampered the fund's result. Also hurting our result was stock picking in utilities.
•The biggest individual relative detractor was an underweight in Broadcom (+84%). This was a stake we established this period. The second-largest relative detractor was our stake in ON Semiconductor (-26%). The stock was not held at period end. Our stake in Cigna (-13%) also hurt. The stock was not held at period end.
•In contrast, the biggest contributor to performance versus the benchmark was stock picking in energy. Stock selection in materials also boosted the fund's relative performance. Also bolstering our relative result was an overweight in industrials, primarily within the capital goods industry. Lastly, the fund's position in cash contributed.
•The top individual relative contributor was our stake in BrightSpring Health Services (+102%). The stock was not held at period end. The second-largest relative contributor was an overweight in Netflix (+87%). This period we increased our position in Netflix. The company was one of the fund's biggest holdings. Another notable relative contributor was our stake in Salesforce (+43%). The stock was not held at period end.
•Notable changes in positioning include increased exposure to the communication services sector and a lower allocation to consumer staples.

Application of FMR's environmental, social, and governance (ESG) ratings process and/or its sustainable investing exclusion criteria may affect the Fund's exposure to certain issuers, sectors, regions, and countries and may affect the Fund's performance.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE April 14, 2022 through May 31, 2025. Initial investment of $10,000. Fidelity® SAI Sustainable U.S. Equity Fund $10,000 $9,250 $9,669 $12,243 MSCI USA IMI ESG Leaders Index $10,000 $9,431 $9,669 $12,579 Russell 3000® Index $10,000 $9,374 $9,564 $12,203 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year Life of Fund A Fidelity® SAI Sustainable U.S. Equity Fund 6.32% 8.78% MSCI USA IMI ESG Leaders Index 10.67% 11.14% Russell 3000® Index 13.12% 10.84% A From April 14, 2022 Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date	Apr. 14, 2022
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.fidelity.com for more recent performance information.
Net Assets	$ 288,815,775
Holdings Count | shares	122
Advisory Fees Paid, Amount	$ 1,068,678
Investment Company Portfolio Turnover	136.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of May 31, 2025)
KEY FACTS
Fund Size	$288,815,775
Number of Holdings	122
Total Advisory Fee	$1,068,678
Portfolio Turnover	136%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 23.7 Communication Services 16.3 Industrials 13.5 Consumer Discretionary 12.8 Financials 11.3 Health Care 11.2 Energy 3.0 Materials 3.0 Consumer Staples 1.5 Utilities 0.9 Real Estate 0.6 Common Stocks 97.8 Short-Term Investments and Net Other Assets (Liabilities) 2.2 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 97.8 Short-Term Investments and Net Other Assets (Liabilities) - 2.2 United States 90.7 Taiwan 1.8 Netherlands 1.4 Canada 1.2 United Kingdom 1.0 India 0.8 Italy 0.8 Japan 0.7 Brazil 0.7 Others 0.9 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 90.7 Taiwan - 1.8 Netherlands - 1.4 Canada - 1.2 United Kingdom - 1.0 India - 0.8 Italy - 0.8 Japan - 0.7 Brazil - 0.7 Others - 0.9
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) NVIDIA Corp 7.2 Alphabet Inc Class A 6.9 Amazon.com Inc 6.3 Microsoft Corp 5.3 Meta Platforms Inc Class A 5.2 Apple Inc 4.3 Netflix Inc 3.4 Eli Lilly & Co 3.0 Wells Fargo & Co 2.5 Boston Scientific Corp 2.1 46.2
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since June 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-3455  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses
  Expense reductions

Fidelity® SAI Sustainable Future Fund merged into Fidelity® SAI Sustainable U.S. Equity Fund on November 15, 2024.

Material Fund Change Expenses [Text Block]	The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses
  Expense reductions

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since June 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-800-544-3455
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor Climate Action Fund - Class Z
Shareholder Report [Line Items]
Fund Name	Fidelity® Climate Action Fund
Class Name	Fidelity Advisor® Climate Action Fund Class Z
Trading Symbol	FCLZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Climate Action Fund for the period June 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 93	0.90%

Expenses Paid, Amount	$ 93
Expense Ratio, Percent	0.90%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global equities achieved a strong gain for the 12 months ending May 31, 2025, amid resilient global economic growth, slowing inflation, global monetary easing, a generally weaker U.S. dollar and anticipated earnings growth in 2025, despite challenges that included decelerating earnings growth, changes to U.S. tariff policy and reactive tariff countermeasures from other countries.
•Against this backdrop, security selection in the United States and Europe ex U.K. detracted from the fund's performance versus the MSCI World Climate Change Net MA Index for the fiscal year.
•By sector, security selection was the primary detractor, especially within information technology, where our picks in semiconductors & semiconductor equipment hurt most. Stock picking in consumer discretionary also hampered the fund's result.
•The biggest individual relative detractor was an underweight in Tesla (+95%). This was an investment we established this period. The stock was among the fund's biggest holdings. A second notable relative detractor was an overweight in First Solar (-42%). Not owning Broadcom, a benchmark component that gained 84%, was another notable relative detractor.
•In contrast, from a regional standpoint, an underweight in Japan and an overweight in emerging markets contributed to the fund's relative result.
•By sector, the biggest contributors to performance versus the benchmark were security selection and an underweight in health care. Security selection in energy and utilities also helped.
•The top individual relative contributor was an overweight in Gilead Sciences (+56%). This was a position we established this period. A non-benchmark stake in Ul Solutions gained about 87% and was the second-largest relative contributor. This period we increased our stake in Ul Solutions. Another notable relative contributor was an overweight in Cyber-Ark Software (+67%).
•Notable changes in positioning include a higher allocation to the United Kingdom. By sector, meaningful changes in positioning include higher allocations to consumer discretionary and financials.

Application of FMR's environmental, social, and governance (ESG) ratings process and/or its sustainable investing exclusion criteria may affect the Fund's exposure to certain issuers, sectors, regions, and countries and may affect the Fund's performance.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE June 15, 2021 through May 31, 2025. Initial investment of $10,000. Class Z $10,000 $8,910 $8,923 $11,592 $12,294 MSCI World Climate Change Index $10,000 $9,303 $9,791 $12,536 $14,576 MSCI World Index $10,000 $9,415 $9,650 $12,101 $13,810 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year Life of Fund A Class Z 6.05% 5.35% MSCI World Climate Change Index 16.28% 9.98% MSCI World Index 14.13% 8.49% A From June 15, 2021 Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date	Jun. 15, 2021
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 36,009,774
Holdings Count | shares	93
Advisory Fees Paid, Amount	$ 271,925
Investment Company Portfolio Turnover	39.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of May 31, 2025)
KEY FACTS
Fund Size	$36,009,774
Number of Holdings	93
Total Advisory Fee	$271,925
Portfolio Turnover	39%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 32.3 Industrials 17.4 Financials 14.0 Consumer Discretionary 13.9 Health Care 11.9 Communication Services 5.1 Materials 1.8 Consumer Staples 1.5 Energy 1.1 Utilities 0.3 Common Stocks 99.3 Preferred Securities 0.0 Preferred Stocks 0.0 Short-Term Investments and Net Other Assets (Liabilities) 0.7 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 99.3 Preferred Securities - 0.0 Preferred Stocks - 0.0 Short-Term Investments and Net Other Assets (Liabilities) - 0.7 United States 89.2 China 1.9 United Kingdom 1.4 Brazil 1.1 Denmark 1.0 Switzerland 0.9 Germany 0.9 Japan 0.7 Hong Kong 0.6 Others 2.3 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 89.2 China - 1.9 United Kingdom - 1.4 Brazil - 1.1 Denmark - 1.0 Switzerland - 0.9 Germany - 0.9 Japan - 0.7 Hong Kong - 0.6 Others - 2.3
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Microsoft Corp 6.2 NVIDIA Corp 5.8 Apple Inc 5.1 Alphabet Inc Class A 5.1 Tesla Inc 2.5 Moody's Corp 2.5 Deere & Co 2.4 Visa Inc Class A 2.2 Morgan Stanley 2.1 Intercontinental Exchange Inc 2.0 35.9
Fidelity Advisor Sustainable U.S. Equity Fund - Class I
Shareholder Report [Line Items]
Fund Name	Fidelity® Sustainable U.S. Equity Fund
Class Name	Fidelity Advisor® Sustainable U.S. Equity Fund Class I
Trading Symbol	FSEQX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Sustainable U.S. Equity Fund for the period June 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 92	0.90%

Expenses Paid, Amount	$ 92
Expense Ratio, Percent	0.90%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. equities achieved a strong gain for the 12 months ending May 31, 2025, driven by corporate profits, the potential for artificial intelligence and the Federal Reserve's mid-September pivot to cutting interest rates. However, beginning in February investor optimism gave way to volatility amid a flurry of executive actions by the new administration and uncertainty stemming from shifting policy priorities, especially related to tariffs.
•Against this backdrop, security selection was the primary detractor from the fund's performance versus the Russell 3000 Index for the fiscal year, led by information technology. Also hurting our result was security selection in utilities and health care, primarily within the pharmaceuticals, biotechnology & life sciences industry.
•The largest individual relative detractor was an underweight in Broadcom (+84%). This was a stake we established this period. The second-largest relative detractor was our stake in ON Semiconductor (-25%). The stock was not held at period end. Another notable relative detractor was our stake in Meta Platforms (-4%). This was a position we established this period. The stock was one of the fund's largest holdings.
•In contrast, the biggest contributor to performance versus the benchmark was stock selection in energy. Stock picking in materials also boosted relative performance. Also lifting the fund's relative result was an overweight in industrials, primarily within the capital goods industry. Lastly, the fund's position in cash contributed.
•The top individual relative contributor was our stake in BrightSpring Health Services (+98%). The stock was not held at period end. A second notable relative contributor was an overweight in Netflix (+88%). The stock was among the fund's biggest holdings. Another notable relative contributor was our stake in Salesforce (+43%). The stock was not held at period end.
•Notable changes in positioning include increased exposure to the communication services sector and a lower allocation to consumer staples.

Application of FMR's environmental, social, and governance (ESG) ratings process and/or its sustainable investing exclusion criteria may affect the Fund's exposure to certain issuers, sectors, regions, and countries and may affect the Fund's performance.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE June 15, 2021 through May 31, 2025. Initial investment of $10,000. Class I $10,000 $9,442 $9,833 $12,446 $13,170 MSCI USA IMI ESG Leaders Index $10,000 $9,683 $9,926 $12,914 $14,292 Russell 3000® Index $10,000 $9,518 $9,711 $12,390 $14,015 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year Life of Fund A Class I 5.81% 7.20% MSCI USA IMI ESG Leaders Index 10.67% 9.43% Russell 3000® Index 13.12% 8.89% A From June 15, 2021 Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date	Jun. 15, 2021
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 27,058,058
Holdings Count | shares	122
Advisory Fees Paid, Amount	$ 175,456
Investment Company Portfolio Turnover	64.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of May 31, 2025)
KEY FACTS
Fund Size	$27,058,058
Number of Holdings	122
Total Advisory Fee	$175,456
Portfolio Turnover	64%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 24.8 Communication Services 17.1 Consumer Discretionary 13.5 Industrials 13.1 Health Care 11.0 Financials 10.8 Energy 2.9 Materials 2.9 Consumer Staples 1.4 Utilities 0.9 Real Estate 0.5 Common Stocks 98.7 Preferred Stocks 0.2 Short-Term Investments and Net Other Assets (Liabilities) 1.1 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 98.7 Preferred Stocks - 0.2 Short-Term Investments and Net Other Assets (Liabilities) - 1.1 United States 90.9 Taiwan 1.8 Netherlands 1.3 Canada 1.2 United Kingdom 1.0 India 0.8 Italy 0.8 Japan 0.7 Brazil 0.7 Others 0.8 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 90.9 Taiwan - 1.8 Netherlands - 1.3 Canada - 1.2 United Kingdom - 1.0 India - 0.8 Italy - 0.8 Japan - 0.7 Brazil - 0.7 Others - 0.8
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) NVIDIA Corp 8.3 Alphabet Inc Class A 7.9 Amazon.com Inc 7.2 Microsoft Corp 5.8 Meta Platforms Inc Class A 5.1 Apple Inc 4.1 Netflix Inc 3.2 Eli Lilly & Co 2.9 Wells Fargo & Co 2.4 Boston Scientific Corp 2.0 48.9
Fidelity Advisor Climate Action Fund - Class M
Shareholder Report [Line Items]
Fund Name	Fidelity® Climate Action Fund
Class Name	Fidelity Advisor® Climate Action Fund Class M
Trading Symbol	FCAOX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Climate Action Fund for the period June 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 159	1.55%

Expenses Paid, Amount	$ 159
Expense Ratio, Percent	1.55%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global equities achieved a strong gain for the 12 months ending May 31, 2025, amid resilient global economic growth, slowing inflation, global monetary easing, a generally weaker U.S. dollar and anticipated earnings growth in 2025, despite challenges that included decelerating earnings growth, changes to U.S. tariff policy and reactive tariff countermeasures from other countries.
•Against this backdrop, security selection in the United States and Europe ex U.K. detracted from the fund's performance versus the MSCI World Climate Change Net MA Index for the fiscal year.
•By sector, security selection was the primary detractor, especially within information technology, where our picks in semiconductors & semiconductor equipment hurt most. Stock picking in consumer discretionary also hampered the fund's result.
•The biggest individual relative detractor was an underweight in Tesla (+95%). This was an investment we established this period. The stock was among the fund's biggest holdings. A second notable relative detractor was an overweight in First Solar (-42%). Not owning Broadcom, a benchmark component that gained 84%, was another notable relative detractor.
•In contrast, from a regional standpoint, an underweight in Japan and an overweight in emerging markets contributed to the fund's relative result.
•By sector, the biggest contributors to performance versus the benchmark were security selection and an underweight in health care. Security selection in energy and utilities also helped.
•The top individual relative contributor was an overweight in Gilead Sciences (+56%). This was a position we established this period. A non-benchmark stake in Ul Solutions gained about 87% and was the second-largest relative contributor. This period we increased our stake in Ul Solutions. Another notable relative contributor was an overweight in Cyber-Ark Software (+67%).
•Notable changes in positioning include a higher allocation to the United Kingdom. By sector, meaningful changes in positioning include higher allocations to consumer discretionary and financials.

Application of FMR's environmental, social, and governance (ESG) ratings process and/or its sustainable investing exclusion criteria may affect the Fund's exposure to certain issuers, sectors, regions, and countries and may affect the Fund's performance.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE June 15, 2021 through May 31, 2025. Initial investment of $10,000 and the current sales charge was paid. Class M $9,650 $8,550 $8,502 $10,972 $11,561 MSCI World Climate Change Index $10,000 $9,303 $9,791 $12,536 $14,576 MSCI World Index $10,000 $9,415 $9,650 $12,101 $13,810 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year Life of Fund A Class M (incl. 3.50% sales charge) 1.68% 3.73% Class M (without 3.50% sales charge) 5.36% 4.67% MSCI World Climate Change Index 16.28% 9.98% MSCI World Index 14.13% 8.49% A From June 15, 2021 Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date	Jun. 15, 2021
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 36,009,774
Holdings Count | shares	93
Advisory Fees Paid, Amount	$ 271,925
Investment Company Portfolio Turnover	39.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of May 31, 2025)
KEY FACTS
Fund Size	$36,009,774
Number of Holdings	93
Total Advisory Fee	$271,925
Portfolio Turnover	39%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 32.3 Industrials 17.4 Financials 14.0 Consumer Discretionary 13.9 Health Care 11.9 Communication Services 5.1 Materials 1.8 Consumer Staples 1.5 Energy 1.1 Utilities 0.3 Common Stocks 99.3 Preferred Securities 0.0 Preferred Stocks 0.0 Short-Term Investments and Net Other Assets (Liabilities) 0.7 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 99.3 Preferred Securities - 0.0 Preferred Stocks - 0.0 Short-Term Investments and Net Other Assets (Liabilities) - 0.7 United States 89.2 China 1.9 United Kingdom 1.4 Brazil 1.1 Denmark 1.0 Switzerland 0.9 Germany 0.9 Japan 0.7 Hong Kong 0.6 Others 2.3 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 89.2 China - 1.9 United Kingdom - 1.4 Brazil - 1.1 Denmark - 1.0 Switzerland - 0.9 Germany - 0.9 Japan - 0.7 Hong Kong - 0.6 Others - 2.3
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Microsoft Corp 6.2 NVIDIA Corp 5.8 Apple Inc 5.1 Alphabet Inc Class A 5.1 Tesla Inc 2.5 Moody's Corp 2.5 Deere & Co 2.4 Visa Inc Class A 2.2 Morgan Stanley 2.1 Intercontinental Exchange Inc 2.0 35.9
Fidelity Water Sustainability Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® Water Sustainability Fund
Class Name	Fidelity® Water Sustainability Fund
Trading Symbol	FLOWX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Water Sustainability Fund for the period June 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Water Sustainability Fund	$ 96	0.92%

Expenses Paid, Amount	$ 96
Expense Ratio, Percent	0.92%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global equities achieved a strong gain for the 12 months ending May 31, 2025, amid resilient global economic growth, slowing inflation, global monetary easing, a generally weaker U.S. dollar and anticipated earnings growth in 2025, despite challenges that included decelerating earnings growth, changes to U.S. tariff policy and reactive tariff countermeasures from other countries.
•Against this backdrop, stock selection in Europe ex U.K., primarily in Switzerland, detracted from the fund's performance versus the S&P Global Water Index for the fiscal year.
•By industry, market selection was the primary detractor, especially an underweight in water utilities.
•The biggest individual relative detractor this period was avoiding Belimo Holding, an index component that gained approximately 111%. A non-index stake in KBR returned roughly -20% and was a second notable relative detractor. This period we increased our position in KBR. Another notable relative detractor was our non-index stake in Ingersoll Rand (-12%). The company was among the fund's biggest holdings this period.
•In contrast, from a regional standpoint, an overweight in the U.K. and picks and an underweight in emerging markets, primarily in India, contributed to the fund's performance versus the industry index.
•By industry, the primary contributor to performance versus the industry index was stock selection in industrial machinery & supplies & components. Picks in water utilities also boosted relative performance.
•The top individual relative contributor was an overweight in Mueller Water Products (+33%). This period we decreased our position in Mueller Water Products. A second notable relative contributor was an overweight in Pentair (+23%). The stock was the fund's biggest holding this period, on average. Another notable relative contributor was an underweight in Xylem (-10%). The stock was one of the fund's largest holdings this period.
•Notable changes in positioning include increased exposure to France and a lower allocation to Canada. By industry, meaningful changes in positioning include increased exposure to utilities and a lower allocation to industrial machinery & supplies & components.

Application of FMR's environmental, social, and governance (ESG) ratings process and/or its sustainable investing exclusion criteria may affect the Fund's exposure to certain issuers, sectors, regions, and countries and may affect the Fund's performance.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE April 16, 2020 through May 31, 2025. Initial investment of $10,000. Fidelity® Water Sustainability Fund $10,000 $10,750 $15,071 $13,950 $14,363 $18,143 S&P® Global Water Index $10,000 $10,799 $15,931 $14,619 $15,056 $18,112 MSCI ACWI (All Country World Index) Index $10,000 $10,918 $15,538 $14,529 $14,708 $18,235 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year Life of Fund A Fidelity® Water Sustainability Fund 9.34% 13.04% 14.30% S&P® Global Water Index 9.59% 12.95% 14.31% MSCI ACWI (All Country World Index) Index 14.02% 13.75% 15.35% A From April 16, 2020 Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date	Apr. 16, 2020
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.fidelity.com for more recent performance information.
Net Assets	$ 116,412,142
Holdings Count | shares	36
Advisory Fees Paid, Amount	$ 868,014
Investment Company Portfolio Turnover	37.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of May 31, 2025)
KEY FACTS
Fund Size	$116,412,142
Number of Holdings	36
Total Advisory Fee	$868,014
Portfolio Turnover	37%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Industrials 55.9 Utilities 37.7 Materials 2.4 Information Technology 1.6 Energy 0.5 Common Stocks 98.1 Short-Term Investments and Net Other Assets (Liabilities) 1.9 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 98.1 Short-Term Investments and Net Other Assets (Liabilities) - 1.9 United States 62.9 United Kingdom 17.0 Switzerland 5.9 Brazil 5.5 France 5.0 Japan 2.5 Italy 1.2 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 62.9 United Kingdom - 17.0 Switzerland - 5.9 Brazil - 5.5 France - 5.0 Japan - 2.5 Italy - 1.2
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) United Utilities Group PLC 7.9 Severn Trent PLC 7.8 Pentair PLC 7.0 Essential Utilities Inc 5.6 Core & Main Inc Class A 5.6 Veolia Environnement SA 5.0 Watts Water Technologies Inc Class A 4.9 American Water Works Co Inc 4.6 Geberit AG 4.3 Xylem Inc/NY 3.8 56.5
Fidelity Advisor Sustainable U.S. Equity Fund - Class M
Shareholder Report [Line Items]
Fund Name	Fidelity® Sustainable U.S. Equity Fund
Class Name	Fidelity Advisor® Sustainable U.S. Equity Fund Class M
Trading Symbol	FSEPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Sustainable U.S. Equity Fund for the period June 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 144	1.40%

Expenses Paid, Amount	$ 144
Expense Ratio, Percent	1.40%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. equities achieved a strong gain for the 12 months ending May 31, 2025, driven by corporate profits, the potential for artificial intelligence and the Federal Reserve's mid-September pivot to cutting interest rates. However, beginning in February investor optimism gave way to volatility amid a flurry of executive actions by the new administration and uncertainty stemming from shifting policy priorities, especially related to tariffs.
•Against this backdrop, security selection was the primary detractor from the fund's performance versus the Russell 3000 Index for the fiscal year, led by information technology. Also hurting our result was security selection in utilities and health care, primarily within the pharmaceuticals, biotechnology & life sciences industry.
•The largest individual relative detractor was an underweight in Broadcom (+84%). This was a stake we established this period. The second-largest relative detractor was our stake in ON Semiconductor (-25%). The stock was not held at period end. Another notable relative detractor was our stake in Meta Platforms (-4%). This was a position we established this period. The stock was one of the fund's largest holdings.
•In contrast, the biggest contributor to performance versus the benchmark was stock selection in energy. Stock picking in materials also boosted relative performance. Also lifting the fund's relative result was an overweight in industrials, primarily within the capital goods industry. Lastly, the fund's position in cash contributed.
•The top individual relative contributor was our stake in BrightSpring Health Services (+98%). The stock was not held at period end. A second notable relative contributor was an overweight in Netflix (+88%). The stock was among the fund's biggest holdings. Another notable relative contributor was our stake in Salesforce (+43%). The stock was not held at period end.
•Notable changes in positioning include increased exposure to the communication services sector and a lower allocation to consumer staples.

Application of FMR's environmental, social, and governance (ESG) ratings process and/or its sustainable investing exclusion criteria may affect the Fund's exposure to certain issuers, sectors, regions, and countries and may affect the Fund's performance.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE June 15, 2021 through May 31, 2025. Initial investment of $10,000 and the current sales charge was paid. Class M $9,650 $9,061 $9,393 $11,831 $12,452 MSCI USA IMI ESG Leaders Index $10,000 $9,683 $9,926 $12,914 $14,292 Russell 3000® Index $10,000 $9,518 $9,711 $12,390 $14,015 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year Life of Fund A Class M (incl. 3.50% sales charge) 1.57% 5.69% Class M (without 3.50% sales charge) 5.25% 6.65% MSCI USA IMI ESG Leaders Index 10.67% 9.43% Russell 3000® Index 13.12% 8.89% A From June 15, 2021 Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date	Jun. 15, 2021
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 27,058,058
Holdings Count | shares	122
Advisory Fees Paid, Amount	$ 175,456
Investment Company Portfolio Turnover	64.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of May 31, 2025)
KEY FACTS
Fund Size	$27,058,058
Number of Holdings	122
Total Advisory Fee	$175,456
Portfolio Turnover	64%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 24.8 Communication Services 17.1 Consumer Discretionary 13.5 Industrials 13.1 Health Care 11.0 Financials 10.8 Energy 2.9 Materials 2.9 Consumer Staples 1.4 Utilities 0.9 Real Estate 0.5 Common Stocks 98.7 Preferred Stocks 0.2 Short-Term Investments and Net Other Assets (Liabilities) 1.1 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 98.7 Preferred Stocks - 0.2 Short-Term Investments and Net Other Assets (Liabilities) - 1.1 United States 90.9 Taiwan 1.8 Netherlands 1.3 Canada 1.2 United Kingdom 1.0 India 0.8 Italy 0.8 Japan 0.7 Brazil 0.7 Others 0.8 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 90.9 Taiwan - 1.8 Netherlands - 1.3 Canada - 1.2 United Kingdom - 1.0 India - 0.8 Italy - 0.8 Japan - 0.7 Brazil - 0.7 Others - 0.8
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) NVIDIA Corp 8.3 Alphabet Inc Class A 7.9 Amazon.com Inc 7.2 Microsoft Corp 5.8 Meta Platforms Inc Class A 5.1 Apple Inc 4.1 Netflix Inc 3.2 Eli Lilly & Co 2.9 Wells Fargo & Co 2.4 Boston Scientific Corp 2.0 48.9
Fidelity Advisor Sustainable U.S. Equity Fund - Class C
Shareholder Report [Line Items]
Fund Name	Fidelity® Sustainable U.S. Equity Fund
Class Name	Fidelity Advisor® Sustainable U.S. Equity Fund Class C
Trading Symbol	FSEOX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Sustainable U.S. Equity Fund for the period June 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 195	1.90%

Expenses Paid, Amount	$ 195
Expense Ratio, Percent	1.90%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. equities achieved a strong gain for the 12 months ending May 31, 2025, driven by corporate profits, the potential for artificial intelligence and the Federal Reserve's mid-September pivot to cutting interest rates. However, beginning in February investor optimism gave way to volatility amid a flurry of executive actions by the new administration and uncertainty stemming from shifting policy priorities, especially related to tariffs.
•Against this backdrop, security selection was the primary detractor from the fund's performance versus the Russell 3000 Index for the fiscal year, led by information technology. Also hurting our result was security selection in utilities and health care, primarily within the pharmaceuticals, biotechnology & life sciences industry.
•The largest individual relative detractor was an underweight in Broadcom (+84%). This was a stake we established this period. The second-largest relative detractor was our stake in ON Semiconductor (-25%). The stock was not held at period end. Another notable relative detractor was our stake in Meta Platforms (-4%). This was a position we established this period. The stock was one of the fund's largest holdings.
•In contrast, the biggest contributor to performance versus the benchmark was stock selection in energy. Stock picking in materials also boosted relative performance. Also lifting the fund's relative result was an overweight in industrials, primarily within the capital goods industry. Lastly, the fund's position in cash contributed.
•The top individual relative contributor was our stake in BrightSpring Health Services (+98%). The stock was not held at period end. A second notable relative contributor was an overweight in Netflix (+88%). The stock was among the fund's biggest holdings. Another notable relative contributor was our stake in Salesforce (+43%). The stock was not held at period end.
•Notable changes in positioning include increased exposure to the communication services sector and a lower allocation to consumer staples.

Application of FMR's environmental, social, and governance (ESG) ratings process and/or its sustainable investing exclusion criteria may affect the Fund's exposure to certain issuers, sectors, regions, and countries and may affect the Fund's performance.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE June 15, 2021 through May 31, 2025. Initial investment of $10,000. Class C $10,000 $9,347 $9,634 $12,077 $12,658 MSCI USA IMI ESG Leaders Index $10,000 $9,683 $9,926 $12,914 $14,292 Russell 3000® Index $10,000 $9,518 $9,711 $12,390 $14,015 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year Life of Fund A Class C (incl. contingent deferred sales charge) 3.81% 6.13% Class C 4.81% 6.13% MSCI USA IMI ESG Leaders Index 10.67% 9.43% Russell 3000® Index 13.12% 8.89% A From June 15, 2021 Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date	Jun. 15, 2021
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 27,058,058
Holdings Count | shares	122
Advisory Fees Paid, Amount	$ 175,456
Investment Company Portfolio Turnover	64.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of May 31, 2025)
KEY FACTS
Fund Size	$27,058,058
Number of Holdings	122
Total Advisory Fee	$175,456
Portfolio Turnover	64%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 24.8 Communication Services 17.1 Consumer Discretionary 13.5 Industrials 13.1 Health Care 11.0 Financials 10.8 Energy 2.9 Materials 2.9 Consumer Staples 1.4 Utilities 0.9 Real Estate 0.5 Common Stocks 98.7 Preferred Stocks 0.2 Short-Term Investments and Net Other Assets (Liabilities) 1.1 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 98.7 Preferred Stocks - 0.2 Short-Term Investments and Net Other Assets (Liabilities) - 1.1 United States 90.9 Taiwan 1.8 Netherlands 1.3 Canada 1.2 United Kingdom 1.0 India 0.8 Italy 0.8 Japan 0.7 Brazil 0.7 Others 0.8 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 90.9 Taiwan - 1.8 Netherlands - 1.3 Canada - 1.2 United Kingdom - 1.0 India - 0.8 Italy - 0.8 Japan - 0.7 Brazil - 0.7 Others - 0.8
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) NVIDIA Corp 8.3 Alphabet Inc Class A 7.9 Amazon.com Inc 7.2 Microsoft Corp 5.8 Meta Platforms Inc Class A 5.1 Apple Inc 4.1 Netflix Inc 3.2 Eli Lilly & Co 2.9 Wells Fargo & Co 2.4 Boston Scientific Corp 2.0 48.9
Fidelity Agricultural Productivity Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® Agricultural Productivity Fund
Class Name	Fidelity® Agricultural Productivity Fund
Trading Symbol	FARMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Agricultural Productivity Fund for the period June 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Agricultural Productivity Fund	$ 99	0.95%

Expenses Paid, Amount	$ 99
Expense Ratio, Percent	0.95%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global equities achieved a strong gain for the 12 months ending May 31, 2025, amid resilient global economic growth, slowing inflation, global monetary easing, a generally weaker U.S. dollar and anticipated earnings growth in 2025, despite challenges that included decelerating earnings growth, changes to U.S. tariff policy and reactive tariff countermeasures from other countries.
•Against this backdrop, picks in the United States and avoiding India notably detracted from the fund's performance versus the MSCI ACWI Select Agriculture Producers IMI 25/50 Index Net MA for the fiscal year.
•By industry, security selection in fertilizers & agricultural chemicals was a key detractor, along with an overweight in agricultural products & services. Out-of-index exposure to biotechnology hurt as well.
•The biggest individual relative detractor was our stake in Lamb Weston Holdings (-33%). This period we decreased our investment in Lamb Weston Holdings. The stock was among the fund's largest holdings this period. The second-largest relative detractor was an overweight in Bunge Global (-25%). The stock was among the fund's biggest holdings. Another notable relative detractor was our non-index stake in Cibus (-78%). The stock was not held at period end.
•In contrast, from a regional standpoint, an overweight in the United States and security selection and an underweight in Japan contributed to the fund's performance versus the industry index.
•By industry, the primary contributor to performance versus the industry index was stock picking in agricultural & farm machinery. An underweight in packaged foods & meats also boosted the fund's relative performance.
•The top individual relative contributor this period was avoiding Kubota, an index component that returned about -17%. A second notable relative contributor was an overweight in Deere (+37%). The company was the fund's biggest holding.
•Notable changes in positioning include increased exposure to the United Kingdom. By industry, meaningful changes in positioning include a lower allocation to packaged foods & meats and agricultural products & services.

Application of FMR's environmental, social, and governance (ESG) ratings process and/or its sustainable investing exclusion criteria may affect the Fund's exposure to certain issuers, sectors, regions, and countries and may affect the Fund's performance.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE April 16, 2020 through May 31, 2025. Initial investment of $10,000. Fidelity® Agricultural Productivity Fund $10,000 $10,910 $18,986 $21,880 $18,454 $18,541 MSCI ACWI Select Agriculture Producers IMI 25/50 Index $10,000 $11,063 $19,018 $21,496 $17,778 $18,275 MSCI ACWI (All Country World Index) Index $10,000 $10,918 $15,538 $14,529 $14,708 $18,235 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year Life of Fund A Fidelity® Agricultural Productivity Fund 8.76% 13.07% 14.66% MSCI ACWI Select Agriculture Producers IMI 25/50 Index 10.88% 12.87% 14.77% MSCI ACWI (All Country World Index) Index 14.02% 13.75% 15.35% A From April 16, 2020 Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date	Apr. 16, 2020
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.fidelity.com for more recent performance information.
Net Assets	$ 42,662,790
Holdings Count | shares	27
Advisory Fees Paid, Amount	$ 350,900
Investment Company Portfolio Turnover	21.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of May 31, 2025)
KEY FACTS
Fund Size	$42,662,790
Number of Holdings	27
Total Advisory Fee	$350,900
Portfolio Turnover	21%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Materials 35.3 Industrials 34.0 Consumer Staples 29.8 Common Stocks 99.1 Short-Term Investments and Net Other Assets (Liabilities) 0.9 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 99.1 Short-Term Investments and Net Other Assets (Liabilities) - 0.9 United States 77.1 Canada 9.3 United Kingdom 4.1 Hong Kong 2.5 Faroe Islands 2.3 Saudi Arabia 1.5 Japan 1.3 Indonesia 1.0 Netherlands 0.5 Australia 0.4 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 77.1 Canada - 9.3 United Kingdom - 4.1 Hong Kong - 2.5 Faroe Islands - 2.3 Saudi Arabia - 1.5 Japan - 1.3 Indonesia - 1.0 Netherlands - 0.5 Australia - 0.4
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Deere & Co 25.0 Corteva Inc 15.5 Nutrien Ltd 9.3 Bunge Global SA 4.8 CNH Industrial NV Class A 4.8 CF Industries Holdings Inc 4.6 Ingredion Inc 4.3 Cranswick PLC 4.1 Archer-Daniels-Midland Co 4.0 Toro Co/The 3.0 79.4
Fidelity Climate Action Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® Climate Action Fund
Class Name	Fidelity® Climate Action Fund
Trading Symbol	FCAEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Climate Action Fund for the period June 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Climate Action Fund	$ 108	1.05%

Expenses Paid, Amount	$ 108
Expense Ratio, Percent	1.05%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global equities achieved a strong gain for the 12 months ending May 31, 2025, amid resilient global economic growth, slowing inflation, global monetary easing, a generally weaker U.S. dollar and anticipated earnings growth in 2025, despite challenges that included decelerating earnings growth, changes to U.S. tariff policy and reactive tariff countermeasures from other countries.
•Against this backdrop, security selection in the United States and Europe ex U.K. detracted from the fund's performance versus the MSCI World Climate Change Net MA Index for the fiscal year.
•By sector, security selection was the primary detractor, especially within information technology, where our picks in semiconductors & semiconductor equipment hurt most. Stock picking in consumer discretionary also hampered the fund's result.
•The biggest individual relative detractor was an underweight in Tesla (+95%). This was an investment we established this period. The stock was among the fund's biggest holdings. A second notable relative detractor was an overweight in First Solar (-42%). Not owning Broadcom, a benchmark component that gained 84%, was another notable relative detractor.
•In contrast, from a regional standpoint, an underweight in Japan and an overweight in emerging markets contributed to the fund's relative result.
•By sector, the biggest contributors to performance versus the benchmark were security selection and an underweight in health care. Security selection in energy and utilities also helped.
•The top individual relative contributor was an overweight in Gilead Sciences (+56%). This was a position we established this period. A non-benchmark stake in Ul Solutions gained about 87% and was the second-largest relative contributor. This period we increased our stake in Ul Solutions. Another notable relative contributor was an overweight in Cyber-Ark Software (+67%).
•Notable changes in positioning include a higher allocation to the United Kingdom. By sector, meaningful changes in positioning include higher allocations to consumer discretionary and financials.

Application of FMR's environmental, social, and governance (ESG) ratings process and/or its sustainable investing exclusion criteria may affect the Fund's exposure to certain issuers, sectors, regions, and countries and may affect the Fund's performance.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE June 15, 2021 through May 31, 2025. Initial investment of $10,000. Fidelity® Climate Action Fund $10,000 $8,900 $8,893 $11,542 $12,214 MSCI World Climate Change Index $10,000 $9,303 $9,791 $12,536 $14,576 MSCI World Index $10,000 $9,415 $9,650 $12,101 $13,810 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year Life of Fund A Fidelity® Climate Action Fund 5.82% 5.18% MSCI World Climate Change Index 16.28% 9.98% MSCI World Index 14.13% 8.49% A From June 15, 2021 Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date	Jun. 15, 2021
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.fidelity.com for more recent performance information.
Net Assets	$ 36,009,774
Holdings Count | shares	93
Advisory Fees Paid, Amount	$ 271,925
Investment Company Portfolio Turnover	39.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of May 31, 2025)
KEY FACTS
Fund Size	$36,009,774
Number of Holdings	93
Total Advisory Fee	$271,925
Portfolio Turnover	39%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 32.3 Industrials 17.4 Financials 14.0 Consumer Discretionary 13.9 Health Care 11.9 Communication Services 5.1 Materials 1.8 Consumer Staples 1.5 Energy 1.1 Utilities 0.3 Common Stocks 99.3 Preferred Securities 0.0 Preferred Stocks 0.0 Short-Term Investments and Net Other Assets (Liabilities) 0.7 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 99.3 Preferred Securities - 0.0 Preferred Stocks - 0.0 Short-Term Investments and Net Other Assets (Liabilities) - 0.7 United States 89.2 China 1.9 United Kingdom 1.4 Brazil 1.1 Denmark 1.0 Switzerland 0.9 Germany 0.9 Japan 0.7 Hong Kong 0.6 Others 2.3 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 89.2 China - 1.9 United Kingdom - 1.4 Brazil - 1.1 Denmark - 1.0 Switzerland - 0.9 Germany - 0.9 Japan - 0.7 Hong Kong - 0.6 Others - 2.3
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Microsoft Corp 6.2 NVIDIA Corp 5.8 Apple Inc 5.1 Alphabet Inc Class A 5.1 Tesla Inc 2.5 Moody's Corp 2.5 Deere & Co 2.4 Visa Inc Class A 2.2 Morgan Stanley 2.1 Intercontinental Exchange Inc 2.0 35.9
Fidelity Advisor Climate Action Fund - Class A
Shareholder Report [Line Items]
Fund Name	Fidelity® Climate Action Fund
Class Name	Fidelity Advisor® Climate Action Fund Class A
Trading Symbol	FCAJX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Climate Action Fund for the period June 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 134	1.30%

Expenses Paid, Amount	$ 134
Expense Ratio, Percent	1.30%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global equities achieved a strong gain for the 12 months ending May 31, 2025, amid resilient global economic growth, slowing inflation, global monetary easing, a generally weaker U.S. dollar and anticipated earnings growth in 2025, despite challenges that included decelerating earnings growth, changes to U.S. tariff policy and reactive tariff countermeasures from other countries.
•Against this backdrop, security selection in the United States and Europe ex U.K. detracted from the fund's performance versus the MSCI World Climate Change Net MA Index for the fiscal year.
•By sector, security selection was the primary detractor, especially within information technology, where our picks in semiconductors & semiconductor equipment hurt most. Stock picking in consumer discretionary also hampered the fund's result.
•The biggest individual relative detractor was an underweight in Tesla (+95%). This was an investment we established this period. The stock was among the fund's biggest holdings. A second notable relative detractor was an overweight in First Solar (-42%). Not owning Broadcom, a benchmark component that gained 84%, was another notable relative detractor.
•In contrast, from a regional standpoint, an underweight in Japan and an overweight in emerging markets contributed to the fund's relative result.
•By sector, the biggest contributors to performance versus the benchmark were security selection and an underweight in health care. Security selection in energy and utilities also helped.
•The top individual relative contributor was an overweight in Gilead Sciences (+56%). This was a position we established this period. A non-benchmark stake in Ul Solutions gained about 87% and was the second-largest relative contributor. This period we increased our stake in Ul Solutions. Another notable relative contributor was an overweight in Cyber-Ark Software (+67%).
•Notable changes in positioning include a higher allocation to the United Kingdom. By sector, meaningful changes in positioning include higher allocations to consumer discretionary and financials.

Application of FMR's environmental, social, and governance (ESG) ratings process and/or its sustainable investing exclusion criteria may affect the Fund's exposure to certain issuers, sectors, regions, and countries and may affect the Fund's performance.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE June 15, 2021 through May 31, 2025. Initial investment of $10,000 and the current sales charge was paid. Class A $9,425 $8,369 $8,341 $10,792 $11,404 MSCI World Climate Change Index $10,000 $9,303 $9,791 $12,536 $14,576 MSCI World Index $10,000 $9,415 $9,650 $12,101 $13,810 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year Life of Fund A Class A (incl. 5.75% sales charge) -0.40% 3.37% Class A (without 5.75% sales charge) 5.68% 4.93% MSCI World Climate Change Index 16.28% 9.98% MSCI World Index 14.13% 8.49% A From June 15, 2021 Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date	Jun. 15, 2021
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 36,009,774
Holdings Count | shares	93
Advisory Fees Paid, Amount	$ 271,925
Investment Company Portfolio Turnover	39.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of May 31, 2025)
KEY FACTS
Fund Size	$36,009,774
Number of Holdings	93
Total Advisory Fee	$271,925
Portfolio Turnover	39%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 32.3 Industrials 17.4 Financials 14.0 Consumer Discretionary 13.9 Health Care 11.9 Communication Services 5.1 Materials 1.8 Consumer Staples 1.5 Energy 1.1 Utilities 0.3 Common Stocks 99.3 Preferred Securities 0.0 Preferred Stocks 0.0 Short-Term Investments and Net Other Assets (Liabilities) 0.7 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 99.3 Preferred Securities - 0.0 Preferred Stocks - 0.0 Short-Term Investments and Net Other Assets (Liabilities) - 0.7 United States 89.2 China 1.9 United Kingdom 1.4 Brazil 1.1 Denmark 1.0 Switzerland 0.9 Germany 0.9 Japan 0.7 Hong Kong 0.6 Others 2.3 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 89.2 China - 1.9 United Kingdom - 1.4 Brazil - 1.1 Denmark - 1.0 Switzerland - 0.9 Germany - 0.9 Japan - 0.7 Hong Kong - 0.6 Others - 2.3
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Microsoft Corp 6.2 NVIDIA Corp 5.8 Apple Inc 5.1 Alphabet Inc Class A 5.1 Tesla Inc 2.5 Moody's Corp 2.5 Deere & Co 2.4 Visa Inc Class A 2.2 Morgan Stanley 2.1 Intercontinental Exchange Inc 2.0 35.9
Fidelity Advisor Climate Action Fund - Class I
Shareholder Report [Line Items]
Fund Name	Fidelity® Climate Action Fund
Class Name	Fidelity Advisor® Climate Action Fund Class I
Trading Symbol	FCAUX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Climate Action Fund for the period June 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 108	1.05%

Expenses Paid, Amount	$ 108
Expense Ratio, Percent	1.05%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global equities achieved a strong gain for the 12 months ending May 31, 2025, amid resilient global economic growth, slowing inflation, global monetary easing, a generally weaker U.S. dollar and anticipated earnings growth in 2025, despite challenges that included decelerating earnings growth, changes to U.S. tariff policy and reactive tariff countermeasures from other countries.
•Against this backdrop, security selection in the United States and Europe ex U.K. detracted from the fund's performance versus the MSCI World Climate Change Net MA Index for the fiscal year.
•By sector, security selection was the primary detractor, especially within information technology, where our picks in semiconductors & semiconductor equipment hurt most. Stock picking in consumer discretionary also hampered the fund's result.
•The biggest individual relative detractor was an underweight in Tesla (+95%). This was an investment we established this period. The stock was among the fund's biggest holdings. A second notable relative detractor was an overweight in First Solar (-42%). Not owning Broadcom, a benchmark component that gained 84%, was another notable relative detractor.
•In contrast, from a regional standpoint, an underweight in Japan and an overweight in emerging markets contributed to the fund's relative result.
•By sector, the biggest contributors to performance versus the benchmark were security selection and an underweight in health care. Security selection in energy and utilities also helped.
•The top individual relative contributor was an overweight in Gilead Sciences (+56%). This was a position we established this period. A non-benchmark stake in Ul Solutions gained about 87% and was the second-largest relative contributor. This period we increased our stake in Ul Solutions. Another notable relative contributor was an overweight in Cyber-Ark Software (+67%).
•Notable changes in positioning include a higher allocation to the United Kingdom. By sector, meaningful changes in positioning include higher allocations to consumer discretionary and financials.

Application of FMR's environmental, social, and governance (ESG) ratings process and/or its sustainable investing exclusion criteria may affect the Fund's exposure to certain issuers, sectors, regions, and countries and may affect the Fund's performance.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE June 15, 2021 through May 31, 2025. Initial investment of $10,000. Class I $10,000 $8,900 $8,893 $11,542 $12,214 MSCI World Climate Change Index $10,000 $9,303 $9,791 $12,536 $14,576 MSCI World Index $10,000 $9,415 $9,650 $12,101 $13,810 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year Life of Fund A Class I 5.82% 5.18% MSCI World Climate Change Index 16.28% 9.98% MSCI World Index 14.13% 8.49% A From June 15, 2021 Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date	Jun. 15, 2021
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 36,009,774
Holdings Count | shares	93
Advisory Fees Paid, Amount	$ 271,925
Investment Company Portfolio Turnover	39.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of May 31, 2025)
KEY FACTS
Fund Size	$36,009,774
Number of Holdings	93
Total Advisory Fee	$271,925
Portfolio Turnover	39%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 32.3 Industrials 17.4 Financials 14.0 Consumer Discretionary 13.9 Health Care 11.9 Communication Services 5.1 Materials 1.8 Consumer Staples 1.5 Energy 1.1 Utilities 0.3 Common Stocks 99.3 Preferred Securities 0.0 Preferred Stocks 0.0 Short-Term Investments and Net Other Assets (Liabilities) 0.7 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 99.3 Preferred Securities - 0.0 Preferred Stocks - 0.0 Short-Term Investments and Net Other Assets (Liabilities) - 0.7 United States 89.2 China 1.9 United Kingdom 1.4 Brazil 1.1 Denmark 1.0 Switzerland 0.9 Germany 0.9 Japan 0.7 Hong Kong 0.6 Others 2.3 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 89.2 China - 1.9 United Kingdom - 1.4 Brazil - 1.1 Denmark - 1.0 Switzerland - 0.9 Germany - 0.9 Japan - 0.7 Hong Kong - 0.6 Others - 2.3
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Microsoft Corp 6.2 NVIDIA Corp 5.8 Apple Inc 5.1 Alphabet Inc Class A 5.1 Tesla Inc 2.5 Moody's Corp 2.5 Deere & Co 2.4 Visa Inc Class A 2.2 Morgan Stanley 2.1 Intercontinental Exchange Inc 2.0 35.9
Fidelity Advisor Sustainable U.S. Equity Fund - Class A
Shareholder Report [Line Items]
Fund Name	Fidelity® Sustainable U.S. Equity Fund
Class Name	Fidelity Advisor® Sustainable U.S. Equity Fund Class A
Trading Symbol	FSEKX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Sustainable U.S. Equity Fund for the period June 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 118	1.15%

Expenses Paid, Amount	$ 118
Expense Ratio, Percent	1.15%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. equities achieved a strong gain for the 12 months ending May 31, 2025, driven by corporate profits, the potential for artificial intelligence and the Federal Reserve's mid-September pivot to cutting interest rates. However, beginning in February investor optimism gave way to volatility amid a flurry of executive actions by the new administration and uncertainty stemming from shifting policy priorities, especially related to tariffs.
•Against this backdrop, security selection was the primary detractor from the fund's performance versus the Russell 3000 Index for the fiscal year, led by information technology. Also hurting our result was security selection in utilities and health care, primarily within the pharmaceuticals, biotechnology & life sciences industry.
•The largest individual relative detractor was an underweight in Broadcom (+84%). This was a stake we established this period. The second-largest relative detractor was our stake in ON Semiconductor (-25%). The stock was not held at period end. Another notable relative detractor was our stake in Meta Platforms (-4%). This was a position we established this period. The stock was one of the fund's largest holdings.
•In contrast, the biggest contributor to performance versus the benchmark was stock selection in energy. Stock picking in materials also boosted relative performance. Also lifting the fund's relative result was an overweight in industrials, primarily within the capital goods industry. Lastly, the fund's position in cash contributed.
•The top individual relative contributor was our stake in BrightSpring Health Services (+98%). The stock was not held at period end. A second notable relative contributor was an overweight in Netflix (+88%). The stock was among the fund's biggest holdings. Another notable relative contributor was our stake in Salesforce (+43%). The stock was not held at period end.
•Notable changes in positioning include increased exposure to the communication services sector and a lower allocation to consumer staples.

Application of FMR's environmental, social, and governance (ESG) ratings process and/or its sustainable investing exclusion criteria may affect the Fund's exposure to certain issuers, sectors, regions, and countries and may affect the Fund's performance.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE June 15, 2021 through May 31, 2025. Initial investment of $10,000 and the current sales charge was paid. Class A $9,425 $8,872 $9,218 $11,640 $12,286 MSCI USA IMI ESG Leaders Index $10,000 $9,683 $9,926 $12,914 $14,292 Russell 3000® Index $10,000 $9,518 $9,711 $12,390 $14,015 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year Life of Fund A Class A (incl. 5.75% sales charge) -0.52% 5.33% Class A (without 5.75% sales charge) 5.55% 6.92% MSCI USA IMI ESG Leaders Index 10.67% 9.43% Russell 3000® Index 13.12% 8.89% A From June 15, 2021 Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date	Jun. 15, 2021
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 27,058,058
Holdings Count | shares	122
Advisory Fees Paid, Amount	$ 175,456
Investment Company Portfolio Turnover	64.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of May 31, 2025)
KEY FACTS
Fund Size	$27,058,058
Number of Holdings	122
Total Advisory Fee	$175,456
Portfolio Turnover	64%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 24.8 Communication Services 17.1 Consumer Discretionary 13.5 Industrials 13.1 Health Care 11.0 Financials 10.8 Energy 2.9 Materials 2.9 Consumer Staples 1.4 Utilities 0.9 Real Estate 0.5 Common Stocks 98.7 Preferred Stocks 0.2 Short-Term Investments and Net Other Assets (Liabilities) 1.1 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 98.7 Preferred Stocks - 0.2 Short-Term Investments and Net Other Assets (Liabilities) - 1.1 United States 90.9 Taiwan 1.8 Netherlands 1.3 Canada 1.2 United Kingdom 1.0 India 0.8 Italy 0.8 Japan 0.7 Brazil 0.7 Others 0.8 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 90.9 Taiwan - 1.8 Netherlands - 1.3 Canada - 1.2 United Kingdom - 1.0 India - 0.8 Italy - 0.8 Japan - 0.7 Brazil - 0.7 Others - 0.8
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) NVIDIA Corp 8.3 Alphabet Inc Class A 7.9 Amazon.com Inc 7.2 Microsoft Corp 5.8 Meta Platforms Inc Class A 5.1 Apple Inc 4.1 Netflix Inc 3.2 Eli Lilly & Co 2.9 Wells Fargo & Co 2.4 Boston Scientific Corp 2.0 48.9